Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2023 and 2022 consisted of:

	December 31, 2023	December 31, 2022

Computer equipment	$81,138	$84,636
Furniture, fixture, and office and medical equipment	150,292	298,738
Leasehold improvements	543,975	543,975
Laboratory equipment	4,336,764	6,229,072
Motor vehicle	239,093	239,093
	5,351,262	7,395,514
Less: accumulated depreciation and impairment	3,687,336	4,570,455
Property and equipment, net	$1,663,926	$2,825,059

Depreciation expenses for property, plant and equipment amounted to $1,041,234, $1,092,957 and $1,086,564 for the years ended December 31, 2023, 2022 and 2021, respectively.

For the year ended December 31, 2023, an impairment loss relating to the office and medical equipment, and computer equipment related to the Hong Kong healthcare services amounted to $28,128, was recorded in other operating expenses, as the Group considered that, with the termination of the healthcare services, the carrying amount of these property and equipment are not recoverable and are fully impaired. For the years ended December 31, 2022 and 2021, no impairment loss was recorded.

For the year ended December 31, 2023, the Group recorded $79,822 of loss on disposal of laboratory equipment, and furniture, fixture, and office and medical equipment in other operating expense. For the year ended December 31, 2021, the Group recorded $392 of loss on disposal of office equipment in other operating expenses. For the year ended December 31, 2022, no gain or loss on disposal was recorded.